`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     NOVEMBER 11, 2002

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:		78

Form 13F Information Table Value Total:		200,532

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109      595    49558 SH       SOLE                                      49558
AT&T Corp AT&T Wireless Group  COM              00209A106       71    17116 SH       SOLE                                      17116
American Intl Group Com        COM              026874107     4527    82754 SH       SOLE                                      82754
Amgen Inc                      COM              031162100      299     7166 SH       SOLE                                       7166
BP Amoco P L C Sponsored Adr   COM              055622104      229     5735 SH       SOLE                                       5735
Bank Of America Corp New       COM              060505104      843    13218 SH       SOLE                                      13218
Bell South Corp NFSC           COM              079860102     1780    96956 SH       SOLE                                      96956
Berkshire Hathaway Inc Del Cl  COM              084670108     1774       24 SH       SOLE                                         24
Berkshire Hathaway Inc Del Cl  COM              084670207    12956     5256 SH       SOLE                                       5256
Bluegreen Corp                 COM              096231105       93    30000 SH       SOLE                                      30000
CDT Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
CMS Energy Corp Com            COM              125896100      118    14676 SH       SOLE                                      14676
Cendant Corp                   COM              151313103      346    32126 SH       SOLE                                      32126
ChevronTexaco Corp Com         COM              166764100     9409   135864 SH       SOLE                                     135864
Ciprico Inc Com                COM              172529109       32    11000 SH       SOLE                                      11000
Cisco Sys Inc                  COM              17275R102     4810   458969 SH       SOLE                                     458969
Coca-Cola                      COM              191216100     6943   144770 SH       SOLE                                     144770
Colgate Palmolive              COM              194162103      225     4165 SH       SOLE                                       4165
Countrywide Cr Ind Del Com     COM              222372104      239     5060 SH       SOLE                                       5060
Dell Computer                  COM              247025109     5365   228203 SH       SOLE                                     228203
Du Pont E I De Nemours Com     COM              263534109      451    12507 SH       SOLE                                      12507
Duke Energy Corp               COM              264399106     2349   120164 SH       SOLE                                     120164
E M C Corp Mass Com            COM              268648102       85    18577 SH       SOLE                                      18577
Eli Lilly & Co.                COM              532457108     2304    41625 SH       SOLE                                      41625
Ericsson L M Tel Co Adr Cl B S COM              294821400      677  1879375 SH       SOLE                                    1879375
Exxon Mobil Corp Com           COM              30231G102    10949   343225 SH       SOLE                                     343225
Fannie Mae                     COM              313586109     4303    72276 SH       SOLE                                      72276
Freddie Mac                    COM              313400301     7970   142572 SH       SOLE                                     142572
Fulton Finl Corp PA Com        COM              360271100      306    16267 SH       SOLE                                      16267
GB Hldgs Inc Com               COM              36150A109       40    14625 SH       SOLE                                      14625
General Dynamics Corp Com      COM              369550108     5464    67178 SH       SOLE                                      67178
General Electric Co            COM              369604103     6310   255968 SH       SOLE                                     255968
Gillette                       COM              375766102     3746   126566 SH       SOLE                                     126566
Home Depot                     COM              437076102     6034   231177 SH       SOLE                                     231177
Honeywell Intl Inc             COM              438516106      313    14443 SH       SOLE                                      14443
Huntington Bancshares Com      COM              446150104      200    11002 SH       SOLE                                      11002
Intel                          COM              458140100     7782   560279 SH       SOLE                                     560279
International Business Machine COM              459200101      467     8011 SH       SOLE                                       8011
Johnson & Johnson              COM              478160104     2785    51500 SH       SOLE                                      51500
Juniper Networks Inc Com       COM              48203R104       48    10000 SH       SOLE                                      10000
Lockheed Martin Corp Com       COM              539830109     1875    28989 SH       SOLE                                      28989
Lund Intl Hldgs Inc Com        COM              550368104        5    11500 SH       SOLE                                      11500
MBNA Corp Com                  COM              55262L100     4637   252259 SH       SOLE                                     252259
Medi-Hut Co Inc Com            COM              58438C103       60    20000 SH       SOLE                                      20000
Merck & Co, Inc.               COM              589331107     7556   165304 SH       SOLE                                     165304
Microsoft                      COM              594918104     7131   163027 SH       SOLE                                     163027
Nortel Networks Corp New       COM              656568102       19    34900 SH       SOLE                                      34900
Northrop Grumman Corp Com      COM              666807102     3277    26420 SH       SOLE                                      26420
Oracle Corp Com                COM              68389X105     4922   626201 SH       SOLE                                     626201
Pfizer                         COM              717081103    10808   372417 SH       SOLE                                     372417
Pro Elite Inc Com New          COM              74266D204        5    50000 SH       SOLE                                      50000
Proctor & Gamble               COM              742718109     7050    78879 SH       SOLE                                      78879
Raytheon Co Com New            COM              755111507     4926   168119 SH       SOLE                                     168119
Royal Dutch Pete. (Shell)      COM              780257804      843    20975 SH       SOLE                                      20975
SBC Communications Inc         COM              78387G103     3168   157592 SH       SOLE                                     157592
SLM Corp                       COM              78442P106    12806   137488 SH       SOLE                                     137488
Sara Lee                       COM              803111103     2416   132067 SH       SOLE                                     132067
Southern Co Com                COM              842587107      203     7066 SH       SOLE                                       7066
Student Loan Corp              COM              863902102     4116    45493 SH       SOLE                                      45493
SunTrust Banks                 COM              867914103     1296    21087 SH       SOLE                                      21087
Symmetricom Inc Com            COM              871543104       40    15500 SH       SOLE                                      15500
Teco Energy Inc.               COM              872375100     1743   109790 SH       SOLE                                     109790
Verizon Communications Com     COM              92343V104     1145    41729 SH       SOLE                                      41729
Wal-mart Stores Inc            COM              931142103      478     9706 SH       SOLE                                       9706
Walt Disney Co                 COM              254687106     1370    90484 SH       SOLE                                      90484
Developers Divers Rlty Pfd DP  PFD              251591608      384    15360 SH       SOLE                                      15360
Duke Energy Corp Units         PFD              264399106      524    32065 SH       SOLE                                      32065
FPC Cap I Quarterly Inc Pfd Se PFD              302552203      256    10179 SH       SOLE                                      10179
Ford Mtr Co Cap Tr Pfd         PFD              345343206      351    13925 SH       SOLE                                      13925
Ford Mtr Cr Co Nt Sr 7.375     PFD              345397202      325    13200 SH       SOLE                                      13200
General Mtrs Corp Quids 7.25%  PFD              370442816      732    29200 SH       SOLE                                      29200
General Mtrs Corp Sr Nt 7.375% PFD              370442766      316    12500 SH       SOLE                                      12500
MBNA Cap C Toprs 8.25%         PFD              55263V206      724    27810 SH       SOLE                                      27810
SBC Communications Inc Pines 7 PFD              78387G301      473    18385 SH       SOLE                                      18385
Teco Energy Inc Eqty Sec Units PFD              872375209      360    19104 SH       SOLE                                      19104
Wells Fargo Capital IV Gtd Cap PFD              94976Y207      766    29460 SH       SOLE                                      29460
La Quinta Pptys Inc Paired Ctf                  50419U202      189    39431 SH       SOLE                                      39431